STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended			12 Months Ended
	Sep. 27, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Sep. 27, 2013 Promissory Note Conversion Agreement [Member]	Sep. 27, 2013 Chad M Carpenter [Member]	Dec. 31, 2012 Chad M Carpenter [Member]	Sep. 27, 2013 King APEX Group II, Ltd. and King APEX Group III, Ltd [Member]	Apr. 04, 2014 Private Placement [Member]	Sep. 27, 2013 Private Placement [Member] King APEX Group II, Ltd. and King APEX Group III, Ltd [Member]	Dec. 31, 2013 Private Placement [Member] King APEX Group II, Ltd. and King APEX Group III, Ltd [Member]
STOCKHOLDERS’ EQUITY [Line Items]
Warrants To Purchase Common Stock		5,271,760
Long-term Debt, Gross							$ 152,176
Debt Instrument, Increase, Accrued Interest							82,071
Stock Issued During Period, Shares, New Issues							4,510,880					125,000,000	75,000,000
Share Price		$ 0.20	$ 1.00									$ 0.20
Stock Issued During Period, Value, New Issues		14,489,082										25,000,000	15,000,000
Proceeds from Issuance of Private Placement											2,700,000		14,539,082
Deferred Costs Of Common Stock Issuance		50,000	0										50,000
Proceeds from Issuance of Common Stock		14,539,082	0										14,489,082
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Common Stock Conversion Price							$ 0.20
Convertible Notes Payable		$ 0	$ 128,746				$ 902,176		$ 252,176
Purchase Of Common Stock Price Per Share	$ 0.20										$ 0.20
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage								9.50%		85.40%
Investment Warrants Expiration Date	Sep. 27, 2018
Common Stock, Shares Authorized		600,000,000	600,000,000	600,000,000	600,000,000	100,000,000
Partners Capital Account, Units, Sold in Private Placement											13,500,000